Financial and Other Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Long-term portion of derivative liabilities (current portion – $30 (2024 – $23) Note 19)	$ 21	$ 24
Codelco preferential dividend liability	402	548
QB variable consideration to IMSA	0	60
Downstream pipeline take-or-pay toll commitment (current portion – $33 (2024 – $32) Note 19)	254	285
Other liabilities	163	182
Other non-current liabilities	840	1,099
Settlement payables	30	23
QB variable consideration to IMSA	62	72
Current portion of commitment	$ 33	$ 32